UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 22.0%
	COMMUNICATIONS – 2.3%
$250,000	Time, Inc. 5.750%, 4/15/20221, 2, 3	$249,375
500,000	Verizon Communications, Inc. 5.150%, 9/15/20233	566,095
		815,470
	CONSUMER DISCRETIONARY – 6.1%
500,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties 8.000%, 10/1/20201, 2, 3	496,250
500,000	Gap, Inc. 5.950%, 4/12/20211, 3	579,498
500,000	General Motors Co. 6.250%, 10/2/20433	586,250
500,000	Signet UK Finance PLC (United Kingdom) 4.700%, 6/15/20241, 3, 4	513,181
		2,175,179
	FINANCIALS – 7.6%
500,000	Ally Financial, Inc. 8.000%, 11/1/20313	646,875
679,000	American Capital Ltd. 6.500%, 9/15/20181, 2, 3	712,950
500,000	MBIA Insurance Corp. 11.494%, 1/15/2033*1, 2, 3	380,000
500,000	PNC Preferred Funding Trust II 1.453%, 3/29/20491, 2, 3, 5, 6	487,500
500,000	SquareTwo Financial Corp. 11.625%, 4/1/20171, 3	491,250
		2,718,575
	MATERIALS – 3.1%
500,000	Barrick Gold Corp. (Canada) 4.100%, 5/1/20233, 4	507,089
550,000	Barrick International Barbados Corp. (Barbados) 6.350%, 10/15/20362, 3, 4	603,524
		1,110,613
	TECHNOLOGY – 1.5%
500,000	Pitney Bowes, Inc. 4.625%, 3/15/20241, 3	519,917

	UTILITIES – 1.4%
500,000	GenOn Americas Generation LLC 8.500%, 10/1/20213	493,750

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TOTAL CORPORATE BONDS (Cost $7,695,960)	$7,833,504

	MUNICIPAL BONDS – 77.3%
	AIRPORT – 3.1%
$500,000	City of Houston TX Airport System Revenue 5.000%, 7/1/20291, 3	508,905
300,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue 5.000%, 10/1/20531, 3	314,235
275,000	New Jersey Economic Development Authority 5.250%, 9/15/20291, 3	289,275
		1,112,415
	BUILD AMERICA BONDS – 1.9%
500,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue 7.462%, 10/1/20463	688,825

	DEVELOPMENT – 12.0%
200,000	Allegheny County Industrial Development Authority 6.750%, 11/1/20241, 3	227,288
500,000	Indiana Finance Authority 5.000%, 7/1/20481, 3	524,700
500,000	Kentucky Economic Development Finance Authority 6.375%, 6/1/20401, 3	567,200
500,000	Louisiana Local Government Environmental Facilities & Community Development Authority 6.500%, 11/1/20351, 3	576,735
	New York City Industrial Development Agency
600,000	5.125%, 5/15/20301, 3	600,576
500,000	7.750%, 8/1/20311, 3, 5	551,340
900,000	New York Liberty Development Corp. 5.250%, 10/1/20353	1,076,373
150,000	Virginia Small Business Financing Authority 5.250%, 1/1/20321, 3	161,024
		4,285,236
	FACILITIES – 3.6%
700,000	Puerto Rico Public Buildings Authority 5.500%, 7/1/20351, 3, 5	709,058
500,000	Territory of Guam 7.000%, 11/15/20391, 3	567,465
		1,276,523
	GENERAL – 15.8%
725,000	Central Plains Energy Project 5.000%, 9/1/20421, 3	776,221

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	GENERAL (Continued)
$145,000	M-S-R Energy Authority 6.500%, 11/1/20393	$194,831
	Puerto Rico Infrastructure Financing Authority
500,000	5.500%, 7/1/20233	493,775
600,000	5.500%, 7/1/20286	567,954
350,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/20311, 3	185,034
850,000	Puerto Rico Sales Tax Financing Corp. 5.500%, 8/1/20281, 3	714,391
	Salt Verde Financial Corp.
500,000	5.000%, 12/1/20323	570,580
700,000	5.000%, 12/1/20373	794,920
175,000	State of Wisconsin 5.750%, 5/1/20331, 3	207,039
325,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/20321, 3	349,359
700,000	Virgin Islands Public Finance Authority 5.250%, 10/1/20291, 3	771,729
		5,625,833
	HIGHER EDUCATION – 1.5%
500,000	New York State Dormitory Authority 5.000%, 5/1/20381, 3	528,755

	MEDICAL – 8.5%
600,000	County of Utah UT 5.000%, 5/15/20451, 3	685,098
800,000	Miami Beach Health Facilities Authority 5.000%, 11/15/20441	863,624
	Philadelphia Hospitals & Higher Education Facilities Authority
250,000	6.250%, 7/1/20231, 3	268,812
250,000	5.500%, 7/1/20261, 3	260,248
400,000	Royal Oak Hospital Finance Authority 5.000%, 9/1/20391, 3	436,616
500,000	Sullivan County Health Educational & Housing Facilities Board 5.250%, 9/1/20361, 3	521,405
		3,035,803
	POWER – 1.0%
	Puerto Rico Electric Power Authority
500,000	1.272%, 7/1/20183, 5	256,635
200,000	7.000%, 7/1/20431, 3	108,624
		365,259

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TOBACCO SETTLEMENT – 12.5%
	Buckeye Tobacco Settlement Financing Authority
$600,000	5.875%, 6/1/20301, 3	$485,982
200,000	6.000%, 6/1/20421, 3	158,404
	California County Tobacco Securitization Agency
400,000	5.450%, 6/1/20281, 3	369,000
1,400,000	0.000%, 6/1/2046*1, 3, 6	108,528
5,000,000	Children's Trust Fund 0.000%, 5/15/2050*1, 3	327,850
300,000	Erie Tobacco Asset Securitization Corp. 6.000%, 6/1/20281, 3	278,496
	Golden State Tobacco Securitization Corp.
500,000	4.500%, 6/1/20271, 3	456,735
255,000	5.125%, 6/1/20471, 3	189,485
450,000	Northern Tobacco Securitization Corp. 5.000%, 6/1/20461, 3	339,966
	Tobacco Settlement Financing Corp.
500,000	4.500%, 6/1/20231, 3	495,695
610,000	4.625%, 6/1/20261, 3	548,079
700,000	TSASC, Inc. 5.000%, 6/1/20261, 3	678,195
		4,436,415
	TRANSPORTATION – 10.8%
500,000	County of Osceola FL 5.375%, 10/1/20471, 3	515,075
600,000	Foothill-Eastern Transportation Corridor Agency 5.750%, 1/15/20461, 3	682,308
500,000	Kentucky Public Transportation Infrastructure Authority 5.750%, 7/1/20491, 3	563,305
	Texas Private Activity Bond Surface Transportation Corp.
500,000	7.000%, 12/31/20381, 3	612,350
530,000	6.750%, 6/30/20431, 3	633,854
800,000	Virginia Small Business Financing Authority 5.000%, 7/1/20341, 3	836,360
		3,843,252
	WATER – 6.6%
500,000	City of Houston TX Utility System Revenue 3.828%, 5/15/20283	533,345
500,000	County of Jefferson AL Sewer Revenue 6.000%, 10/1/20421, 3	557,575
500,000	County of Owen KY 6.250%, 6/1/20391, 3	572,250

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	WATER (Continued)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
$500,000	5.000%, 7/1/20173	$403,955
375,000	5.000%, 7/1/20193	299,250
		2,366,375
	TOTAL MUNICIPAL BONDS (Cost $26,874,975)	27,564,691

Number of Shares

	PREFERRED STOCKS – 1.4%
	FINANCIALS – 1.4%
20,000	American Homes 4 Rent 5.500%, 12/31/20491, 3	497,000
	TOTAL PREFERRED STOCKS (Cost $500,000)	497,000

	SHORT-TERM INVESTMENTS – 21.9%
7,795,002	Federated Prime Obligations Fund, 0.03%7	7,795,002
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,795,002)	7,795,002

	TOTAL INVESTMENTS – 122.6% (Cost $42,865,937)	43,690,197
	Liabilities in Excess of other assets – (22.6)%	(8,057,847)

	TOTAL NET ASSETS – 100.0%	$35,632,350

Principal Amount

	SECURITIES SOLD SHORT – (31.2)%
	CORPORATE BONDS – (9.1)%
	COMMUNICATIONS – (1.5)%
$(500,000)	AT&T, Inc. 3.900%, 3/11/20241	(523,924)

	CONSUMER DISCRETIONARY – (2.2)%
(500,000)	Ford Motor Co. 4.750%, 1/15/2043	(523,342)
(250,000)	Yum! Brands, Inc. 3.875%, 11/1/20231	(256,645)
		(779,987)
	CONSUMER STAPLES – (0.8)%
(300,000)	Clorox Co. 3.050%, 9/15/20221	(300,731)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	CORPORATE BONDS (Continued)
	ENERGY – (0.7)%
$(250,000)	Samson Investment Co. 9.750%, 2/15/20201	$(255,000)

	FINANCIALS – (0.3)%
(100,000)	Citigroup, Inc. 3.875%, 10/25/2023	(103,663)

	HEALTH CARE – (0.7)%
(250,000)	CHS/Community Health Systems, Inc. 6.875%, 2/1/20221, 2	(265,625)

	INDUSTRIALS – (0.7)%
(250,000)	Caterpillar, Inc. 3.803%, 8/15/2042	(240,610)

	MATERIALS – (0.7)%
(250,000)	EI du Pont de Nemours & Co. 2.800%, 2/15/2023	(246,570)

	TECHNOLOGY – (0.7)%
(250,000)	Apple, Inc. 2.400%, 5/3/2023	(239,831)

	UTILITIES – (0.8)%
(250,000)	NRG Energy, Inc. 7.875%, 5/15/20211	(274,375)

	TOTAL CORPORATE BONDS (Proceeds $3,077,135)	(3,230,316)

	U.S. TREASURY SECURITIES – (22.1)%
	United States Treasury Note
(500,000)	0.625%, 11/15/2016	(500,156)
(1,000,000)	1.500%, 1/31/2019	(999,297)
(4,500,000)	1.750%, 10/31/2020	(4,455,351)
(2,000,000)	1.750%, 5/15/2023	(1,920,468)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $7,754,308)	(7,875,272)

	TOTAL SECURITIES SOLD SHORT (Proceeds $10,831,443)	$(11,105,588)

PLC – Public Limited Company

*	Non-income producing security.
1	Callable.

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014 (Unaudited)

2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	All or a portion of this security is segregated as collateral for securities sold short.
4	Foreign security denominated in U.S. Dollars.
5	Variable, floating, or step rate security.
6	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 1.7% of net assets.
7	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Note 1 – Organization
Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation and income. The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Fund may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

(c) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Note 3 – Federal Income Taxes
At August 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$42,865,937

Gross unrealized appreciation	$1,128,051
Gross unrealized depreciation	(303,791)

Net unrealized appreciation on investments	$824,260

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Corporate Bonds
Communications	$-	$815,470	$-	$815,470
Consumer Discretionary	-	2,175,179	-	2,175,179
Financials	-	2,231,075	487,500	2,718,575
Materials	-	1,110,613	-	1,110,613
Technology	-	519,917	-	519,917
Utilities	-	493,750	-	493,750
Municipal Bonds
Airport	-	1,112,415	-	1,112,415
Build America Bonds	-	688,825	-	688,825
Development	-	4,285,236	-	4,285,236
Facilities	-	1,276,523	-	1,276,523
General	-	5,625,833	-	5,625,833
Higher Education	-	528,755	-	528,755
Medical	-	3,035,803	-	3,035,803
Power	-	365,259	-	365,259

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Tobacco Settlement	$-	$4,327,887	$108,528	$4,436,415
Transportation	-	3,843,252	-	3,843,252
Water	-	2,366,375	-	2,366,375
Preferred Stocks	497,000	-	-	497,000
Short-Term Investments	7,795,002	-	-	7,795,002
Total Assets	$8,292,002	$34,802,167	$596,028	$43,690,197

Liabilities
Securities Sold Short
Corporate Bonds
Communications	-	523,924	-	523,924
Consumer Discretionary	-	779,987	-	779,987
Consumer Staples	-	300,731	-	300,731
Energy	-	255,000	-	255,000
Financials	-	103,663	-	103,663
Health Care	-	265,625	-	265,625
Industrials	-	240,610	-	240,610
Materials	-	246,570	-	246,570
Technology	-	239,831	-	239,831
Utilities	-	274,375	-	274,375
U.S. Treasury Securities	-	7,875,272	-	7,875,272
Total Liabilities	$-	$11,105,588	$-	$11,105,588

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance December 12, 2013	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized and change in unrealized gain/(loss)	(45,278)
Purchases	641,306
Sales	-
Ending balance August 31, 2014	$596,028

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2014:

	Fair Value August 31, 2014	Valuation Methodologies	Unobservable Input1	Impact to Valuation from an increase in Input2
Corporate Bonds	$ 487,500	Fair Value	Discount for lack of trading activity	Decrease
Municipal Bonds	$ 108,528	Fair Value	Discount for lack of trading activity	Decrease

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

1
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. A Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

2
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	10/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	10/30/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/14